Preferred Stock and Stockholders' Equity (Deficit) - Summary of Proceeds Received and Costs Incurred in Connection with Company's Initial Public Offering (Detail) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Initial Public Offering [Line Items]
Gross proceeds (including over-allotment)		$ 783	$ 94,578	$ 95,028
Offering costs			$ (7,396)	(7,661)	$ (1,693)
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Gross proceeds (including over-allotment)	$ 50,600			50,600
Underwriting discounts and commissions	(3,542)			(3,542)
Offering costs	(2,800)			(1,107)	(1,693)
Net proceeds	$ 44,258			$ 45,951	$ (1,693)